Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Cash flow hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.32	1.29
Cash flow hedges [member] | Foreign exchange risk [member] | Foreign Exchange Cross Currency Interest Rate Swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.99
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.32	1.28
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.51	1.51
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.66	1.72
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.10%	2.45%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.62%	2.16%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	108.59	109.52
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.31
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.90	0.93
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.17	0.17
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | JPY - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		0.01
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.93%	1.84%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.32	1.30
Average fixed interest rate	1.61%	2.36%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.30	1.49
Average fixed interest rate	0.12%	0.10%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.65	1.60
Average fixed interest rate	1.06%	1.06%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.08%	0.05%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.71%	0.78%